COLT SECURITIZATION DEPOSITOR, LLC ABS-15G

Exhibit 99.15

Client Name:	Hudson Advisors
Client Project Name:	COLT 2025-12
Start - End Dates:	10/20/2025 - 11/10/2025
Deal Loan Count:	7

Loan Level Tape Compare Upload

Loans in Report	7

Deal ID	Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
4350118156	XXXX	XXXX	Origination Date	XXXX	XXXX
4350118154	XXXX	XXXX	Representative Credit Score for Grading	XXXX	XXXX

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